Other liabilities	12 Months Ended
Dec. 31, 2025
Other liabilities
Other liabilities

23       Other liabilities

	At December 31,
	2025	2024
Non-current
Concession fee payable (1)	622,938	550,095
Advances from customers	8,303	8,584
Provisions for legal claims (4)	6,139	7,928
Provision for maintenance costs (2)	26,588	21,941
Other taxes payable	287	789
Employee benefit obligation (3)	4,180	3,885
Other liabilities with related parties (Note 27)	11,742	12,904
Other payables	13,316	15,286
	693,493	621,412
Current
Concession fee payable (1)	295,860	198,420
Other taxes payable	26,979	29,956
Salary payable	57,224	57,402
Other liabilities with related parties (Note 27)	2,078	2,146
Advances from customers	5,145	5,026
Provision for maintenance cost (2)	5,335	6,165
Expenses provisions	3,501	3,294
Provisions for legal claims (4)	7,481	5,889
Other payables (*)	25,344	40,288
	428,947	348,586

(*) As of December 31, 2025, Other payables includes deferred income for a total amount of USD 8,673 (USD 18,556 as of December 31, 2024).

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2025 (**)	428,947	93,512	281,274	1,449,136	2,252,869
At December 31, 2024 (**)	348,586	84,662	265,716	1,335,332	2,034,296

(**) The amounts disclosed in the table are undiscounted cash flows.

The fair value of financial liabilities within current and non-current other liabilities approximates its carrying amount.

(1) The most significant amounts included in the concession fee payable derive from the concession agreement between the Brazilian ANAC and ICAB.

The Brazilian concession agreement provides the payment of a fixed and a variable concession fee.

a)	Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of R$ 4,501,132 thousand, payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Group initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable under Other liabilities.

This fixed concession fee is divided in two parts:

(a)	Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and
(b)	the second portion relates to the Group estimation of the value of the right of use after completion of the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport or contract modifications are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the year.

b)	Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the Brazilian ANAC. Once the cap is reached, concession fee is calculated at 4.5% on the balance.

Changes in the year for fixed and variable concession fee payable are as follows:

	2025	2024
Balances at the beginning of the year	748,515	913,370
Financial result (*)	81,743	87,556
Concession fees	200,588	190,665
Payments	(194,383)	(227,571)
Re-equilibrium compensation (**)	(1,522)	(19,144)
Other	(646)	2,405
Translation differences and inflation adjustment	84,503	(198,766)
Balances at the end of the year	918,798	748,515

(*) Mainly includes changes in the liabilities of Brazilian concessions due to passage of time and changes in the Brazilian IPCA shown in Note 9.

(**) Mainly includes compensation with the re-equilibrium granted to ICAB as detailed in Note 8.

On October 23, 2020, the Ministério da Infraestrutura of Brazil issued an order (Portaria No. 157) that allow companies to re-schedule at least 50% of their 2020 concession fee payment. On November 2, 2020, ICAB re-scheduled 50% of its fixed concession fees payment of 2020, in accordance with the provisions of the aforementioned order, to the six final years of the concession. The Government order (Portaria No. 157) determined that re-scheduling the payments of the concession fee must not exceed, for each financial year, 75% above the original value and 50% above the original value for the last five years of the concession. As of December 31, 2024 and 2023, a 50% of the fixed concession fee to be paid in 2021 by ICAB was pending as a re-scheduling of such fee was requested. Even though the Brazilian Ministry of Infrastructure had granted its approval, the Brazilian ANAC denied ICAB’s request, and initiated administrative proceedings with a view to declaring ICAB in default of its payment obligations. Therefore, ICAB initiated a judicial procedure and, on February 2, 2022, a writ of mandamus was granted by a Federal judge suspending any act or enforceability in connection with the unpaid portion of the concession fee due to the Brazilian ANAC. The Brazilian ANAC appealed, but in April 2022, the court of justice provisionally maintained the first instance judgment favorable to ICAB. In November 2023, the first instance ruling was confirmed, granting ICAB the right to reschedule the 50% of 2021 fixed concession fee. The Brazilian ANAC appealed and the case remains pending as of December 31, 2025.

Regarding the 2022 concession fee a partial payment of R$ 81.6 million (equivalent to USD 15 million) was made through the application of re-equilibrium credits. To pay the remaining amount ICAB presented an offer of court payment orders to the Ministry of Infrastructure on November 2022. In December 2022, the Ministry issued an official letter confirming that ICAB remained in compliance with its payment obligations, while the analysis of the court payment orders is pending.

On December 10, 2025, ICAB was informed by ANAC of the suspension of the enforceability of the 2025 fixed concession fee, in the amount of R$386.4 million (equivalent to USD 70.2 million), as a result of authorization granted by the SAC, within the scope of the contractual renegotiation process currently under review by the Brazilian Federal Court of Accounts. The suspension will remain valid until the negotiation process is concluded and, while in effect, does not constitute a default of payment for ICAB.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2025	2024
Balances at the beginning of the year	28,106	27,042
Accrual of the year	4,845	5,594
Use of the provision	(4,800)	(2,801)
Translation differences and inflation adjustment	3,772	(1,729)
Balances at the end of the year	31,923	28,106

(3) TAGSA and TA have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, based on actuarial valuations at the end of the year.

The assumptions used for the purposes of valuation of TA long term defined benefit obligations at December 31, 2025 and 2024 are:

-  Annual discount rate: 3.96% in 2025 (3.38% in 2024).

-  Annual inflation rate: 2.00% in 2025 (2.00% in 2024).

-  Annual employee termination benefit increase rate: 3.00% in 2025 (3.00% in 2024).

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long-term benefit.

The sensibility in relation with the provision of TA for a total amount of USD 2.6 million is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	2,482	2,669	2,599	2,548	2,584	2,562

The assumptions used for the valuation of TAGSA at December 31, 2025 and 2024 are:

-  Annual discount rate: 5.06% in 2025 (5.15% in 2024).

-  Annual turnover rate: 13.39% in 2025 (16.07% in 2024).

-  Annual employee termination benefit (in years): 6.36 in 2025 (6.29 in 2024).

-  Annual employee mortality and disability rate: TM IESS 2002 in 2025 (TM IESS 2002 in 2024). (*)

-  Annual employee future wage increase: 1.30% in 2025 (1.33% in 2024).

(*)	Mortality Table “Instituto Ecuatoriano de Seguridad Social”

The sensibility in relation with the provision of TAGSA for a total amount of USD 1.6 million is as follows:

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	0.5%	(0.5)%
Provision for salary payable	1,534	1,675	1,676	1,533	1,595	1,610

Changes of the provision in the year is as follows:

	2025	2024
Balances at the beginning of the year	3,885	4,382
Actuarial (loss) / gain (in other comprehensive income)	(90)	13
Service Cost	375	(273)
Amounts paid in the year	(302)	(359)
Other	—	275
Translation differences and inflation adjustment	312	(153)
At the end of the year	4,180	3,885

The amounts shown in the Consolidated Statement of Comprehensive Income for USD 27 in 2025 (USD (33) in 2024) correspond to the actuarial (loss)/income of USD 90 (USD (13) in 2024), net of taxes of USD (63) (USD (20) in 2024).

(4) Changes in the year of the provision for legal claims is as follows:

	2025	2024
Balances at the beginning of the year	13,817	14,265
Accrual of the year	1,960	3,768
Other	—	136
Use of the provision	(2,831)	(1,896)
Translation differences and inflation adjustment	674	(2,456)
Balances at the end of the year	13,620	13,817